Other Payables and Accruals - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Payables And Accruals [Abstract]
Other payables due to related parties	$ 2.5	$ 3.3